Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Unaudited Quarterly Results of Operations
The following tables set forth certain unaudited financial data for the Company's quarterly operations in 2016 and 2015. The following information has been prepared on the same basis as the annual information presented elsewhere in this report and, in the opinion of management, includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the information for the quarterly periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

(amounts in thousands)	(Unaudited) 2016 Quarter Ended				(Unaudited) 2015 Quarter Ended
	First Quarter(1)	Second Quarter	Third Quarter	Fourth Quarter	First Quarter(2)	Second Quarter(2)	Third Quarter(2)	Fourth Quarter(2)
Revenues	$10,244	$17,374	$23,938	$26,846	$12,270	$12,781	$15,182	$22,017
Operating loss (1)(2)	(51,192)	(19,204)	(16,244)	(14,091)	(48,399)	(135,856)	(16,255)	(291,137)

Net loss	(58,260)	(24,748)	(21,273)	(20,557)	(52,065)	(138,645)	(18,052)	(302,036)

Basic loss per share	$(1.96)	$(0.48)	$(0.30)	$(0.29)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Diluted loss per share	$(1.96)	$(0.48)	$(0.30)	$(0.29)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Basic weighted average common shares outstanding	29,794	51,305	71,575	71,672	14,455	16,303	27,277	27,399
Diluted weighted average common shares outstanding	29,794	51,305	71,575	71,672	14,455	16,303	27,277	27,399
Earnings per share for quarterly periods are based on the weighted average common shares outstanding in individual quarters; thus, the sum of earnings per share of the quarters may not equal the amounts reported for the full year.

(1)	First quarter 2016 results include a loss / write down on assets held for sale of $12.4 million.

(2)	First, second, third and fourth quarters of 2015 include losses / write downs on assets held for sale of $31.8 million, $119.6 million, $0.3 million and $261.8 million, respectively.